Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	€ 3,553.7	€ 2,592.3	€ 2,591.6
Other comprehensive income:
Proportionate share of OCI from equity method investments	(1.3)	(19.8)	(4.8)
Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation and effective portion of hedges	(73.8)	20.1	18.2
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	(21.0)	3.2	8.3
Transfers to net income	(2.3)	(10.7)	11.8
Other comprehensive income, net of taxes	(98.4)	(7.2)	33.5
Total comprehensive income, net of taxes	3,455.3	2,585.1	2,625.1
Attributable to equity holders	€ 3,455.3	€ 2,585.1	€ 2,625.1